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June 3, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Angel Oak Strategic Credit Fund (the “Fund”) File Nos. 333-220480 and 811-23289

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Fund certifies that the form of Statements of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 16 to the Fund’s Registration Statement on Form N 2, which was electronically filed with the Securities and Exchange Commission on May 29, 2020 and became effective on May 31, 2020.

The definitive forms of the Prospectuses for the Fund are being filed separately under Rule 497(c).

Please direct any questions concerning the filing to the undersigned at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen